Statements of Cash Flows (USD $)	3 Months Ended		98 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012
Cash flows from operating activities:
Net (loss)	$ (645,334)	$ (255,828)	$ (2,853,074)
Adjustments to reconcile net (loss) to cash provided (used) by developmental stage activities:
Expenses paid by issuance of Common Stock:	103,000		639,500
Amortization of bond discount and OID	147,993		265,842
Depreciation and Amortization	385	280	1,504
Change in current assets and liabilities:
Accounts payable and accrued expenses	4,387	78,802	15,793
Net cash flows from operating activities	(389,569)	(176,746)	(1,930,435)
Cash flows from investing activities:
Purchase of fixed assets	0	0	(7,704)
Purchase of Mining Rights	0	0	(307,000)
Net cash flows from investing activities	0	0	(314,704)
Cash flows from financing activities:
Proceeds from sale of common stock	0	222,405	1,887,162
Convertible debenture, net of OID	250,000	0	719,610
Stock subscription payable	0	0	0
Advances from shareholder	0	0	0
Proceeds/(Payment) of notes payable	0	0	0
Net cash flows from financing activities	250,000	222,405	2,606,772
Net cash flows	(139,569)	45,659	361,633
Cash and equivalents, beginning of period	501,203	230,554	0
Cash and equivalents, end of period	361,633	276,213	361,633
SUPPLEMENTAL DISCLOSURE OF CASH FLOWS FOR:
Interest	(17,207)	0	(17,207)
Income taxes	0	0	0
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING AND INVESTING:
Stock issued to acquire assets	0	0	6,918,000
Shares issued to settle convertible debenture	$ 403,753	$ 0	$ 629,753